Consolidated Statement of Cash Flows (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	11,891	14,612	4,878
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Provision for loan and lease losses	11,871	15,372	9,361
(Gain) loss on sale of foreclosed assets, net	(12)	9	0
Amortization of intangible assets	4,592	3,663	1,201
Depreciation of premises and equipment	1,476	1,250	756
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Gain on exchange of equity interest in Psiupar (Note 3c)	0	(936)	0
Gain on remeasurement of interest in Redecard S.A (Note 3b)	0	(4,530)	0
Bargain purchase gain (Note 3a)	0	(830)	0
(Gain) loss on sale of unconsolidated companies, net	(104)	(69)	(279)
Stock based compensation (reversal)	198	618	(181)
Deferred tax	874	3,372	(3,015)
Net (gain) loss on sale of available-for-sale securities	(220)	(211)	114
Other than temporary impairment on available-for-sale securities	20	56	53
Other adjustments to net income	49	485	(136)
Net (gain) loss on sale of premises and equipment	(5)	(4)	6
Loss from impairment of intangible assets	11	10	0
Dividends received from investments in unconsolidated companies	85	63	246
Changes in assets and liabilities
Trading account assets (increase) decrease	(63,294)	16,704	(24,446)
Other assets and liabilities (increase) decrease	(4,026)	7,507	(765)
Net cash provided by (used in) operating activities	(36,902)	56,780	(12,681)
Investing activities
Net (increase) decrease in Central Bank compulsory deposits	(71,981)	(462)	5,900
Net (increase) decrease in securities purchased under resale agreements which are not in cash and cash equivalents	25,170	(11,930)	(23,343)
Purchase of available-for-sale securities	(17,819)	(7,624)	(26,367)
Proceeds from sale and redemption of available-for-sale securities	17,538	13,905	19,728
Purchase of held-to-maturity securities	(582)	(1,133)	0
Proceeds from matured held-to-maturity securities	287	56	254
Net increase in loans and leases	(63,842)	(13,832)	(54,791)
Cash and cash equivalents received on acquisition of Unibanco and Unibanco Holdings (Note 3a)	0	17,262	0
Net cash received on sale of consolidated subsidiaries	108	0	0
Cash payment for contractual rights to provide payroll and other services to government entities and other entities	(178)	(163)	(243)
Purchase of intangible assets	(367)	(670)	(352)
Purchase of premises and equipment	(2,131)	(1,701)	(976)
Proceeds from sale of premises and equipment	86	187	181
Proceeds from sale of foreclosed assets	347	302	69
Cash received upon termination of contracts of intangible assets	152	43	0
Purchase of unconsolidated companies	(7)	(5)	(301)
Purchase of other investments recorded at cost	0	0	(17)
Proceeds from sale of unconsolidated companies	125	642	329
Net cash used in investing activities	(113,251)	(5,538)	(80,328)
Financing activities
Net increase (decrease) in deposits	14,375	(13,339)	66,954
Net increase in investment contracts	13,810	8,600	3,010
Net increase (decrease) in securities sold under repurchase agreements	31,848	(16,848)	26,224
Net increase in short-term borrowings	43,888	16,627	4,995
Borrowings from long-term debt	35,909	11,623	13,045
Repayment of long-term debt	(12,978)	(16,952)	(10,428)
Purchase of treasury shares	0	(7)	(1,618)
Proceeds from exercise of stock options by grantees	268	278	107
Sale of treasury shares	138	0	0
Proceeds from acquisition of share-based instruments by grantees	62	0	0
Dividends and interest on capital paid to non-controlling interests	(753)	(343)	0
Dividends and interest on stockholders' equity paid	(4,315)	(3,782)	(2,910)
Noncontrolling interest	378	321	44
Net cash provided by (used in) financing activities	122,630	(13,822)	98,836
Net increase in cash and cash equivalents	(27,523)	37,420	5,827
Cash and cash equivalents
At the beginning of the year	65,456	28,036	22,209
At the end of the year	37,933	65,456	28,036
Supplemental cash flow disclosure
Cash paid for interest	(25,275)	(20,839)	(15,015)
Cash paid for taxes on income	(3,125)	(4,277)	(2,602)
Non-cash transactions
Loans transferred to foreclosed assets	68	219	34
Dividends and interest on stockholders' equity declared but not paid	1,451	2,539	2,399
Exchange of equity interest in Psiupar (Note 3c)	0	1,886	0
Redecard S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	(415)	0
Visa [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Gain on sale of shares	0	(345)	0
Allianz [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Gain on sale of shares	0	(25)	0
BBA HE Participacoes S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	0	(399)
Unibanco and Unibanco Holdings [Member]
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Amortization of intangible assets	13,517
Non-cash transactions
Shares issued in connection with acquisition	0	24,659	0
Itausa Export S.A. [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	0	0	(587)
Non-cash transactions
Shares issued in connection with acquisition	0	95	102
Itau Xl Seguros Corporativos S.A [Member]
Investing activities
Acquisition of controlling interest in business,net of cash and cash equivalents received	(157)	0	0